Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001506001
Document Creation Date	Feb. 26, 2025
Entity Registrant Name	NEUBERGER BERMAN ETF TRUST
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Neuberger Berman Energy Transition & Infrastructure ETF | Neuberger Berman Energy Transition & Infrastructure ETF
Prospectus:
Trading Symbol	NBET
Neuberger Berman Flexible Credit Income ETF | Neuberger Berman Flexible Credit Income ETF
Prospectus:
Trading Symbol	NBFC
Neuberger Berman Short Duration Income ETF | Neuberger Berman Short Duration Income ETF
Prospectus:
Trading Symbol	NBSD
Neuberger Berman Total Return Bond ETF | Neuberger Berman Total Return Bond ETF
Prospectus:
Trading Symbol	NBTR